Expense Example, No Redemption - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - Fidelity Risk Parity Fund	Mar. 30, 2024 USD ($)
Fidelity Advisor Risk Parity Fund - Class M
Expense Example, No Redemption:
1 Year	$ 472
3 Years	747
5 Years	1,046
10 Years	1,895
Fidelity Advisor Risk Parity Fund - Class C
Expense Example, No Redemption:
1 Year	177
3 Years	566
5 Years	983
10 Years	1,951
Fidelity Advisor Risk Parity Fund - Class I
Expense Example, No Redemption:
1 Year	76
3 Years	255
5 Years	453
10 Years	1,025
Fidelity Advisor Risk Parity Fund - Class Z
Expense Example, No Redemption:
1 Year	70
3 Years	239
5 Years	425
10 Years	965
Fidelity Advisor Risk Parity Fund - Class A
Expense Example, No Redemption:
1 Year	670
3 Years	889
5 Years	1,129
10 Years	$ 1,816